T. ROWE PRICE Tax-Free Income Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALABAMA 0.3%
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  3,825 3,942
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 3,321
7,263
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,202
4,202
ARIZONA 0.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 1.458%, 1/1/37  1,500 1,422
Phoenix Civic Improvement, Series A-JUNIOR, 4.00%, 7/1/40  2,505 2,625
Phoenix Civic Improvement, Series A-JUNIOR, 4.00%, 7/1/41  2,625 2,747
Phoenix Civic Improvement, Series A-JUNIOR, 4.00%, 7/1/42  415 432
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,070 1,090
8,316
CALIFORNIA 9.8%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 6,154
California, GO, 4.00%, 10/1/39  7,370 7,886
California, GO, 4.00%, 11/1/45  7,870 8,035
California, GO, 5.00%, 9/1/31  2,100 2,529
California, GO, 5.00%, 8/1/32  15,000 15,906
California, GO, 5.00%, 9/1/32  2,000 2,395
California, GO, 5.00%, 4/1/35  1,700 1,925
California, GO, 5.00%, 4/1/42  2,450 2,697
California, GO, 5.00%, 4/1/42  1,100 1,292
California, GO, 5.00%, 4/1/47  5,000 5,798
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 11,250
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 306
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 280
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 305
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 279
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 304
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,889
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,437

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,143
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  4,750 5,740
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 4,811
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 4,167
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42 (Prerefunded 8/15/22) (3) 7,000 7,054
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,418
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  892 903
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 1.49%, 12/1/50 (Tender 6/1/26)  775 769
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 420 410
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,496
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,425 1,547
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,652
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,270
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,194
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,155
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 10,554
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26  5,000 5,154
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  5,000 5,107
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,380 1,432
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,330
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,316
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,101
California, Various Purpose, GO, 5.00%, 10/1/39  5,900 6,254
California, Various Purpose, GO, 5.00%, 11/1/43  1,700 1,771
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,450 2,151
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47
(Prerefunded 6/1/22) (3) 180 180
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,820
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,230 3,383
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,040
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,585

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 4,525
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,658
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  2,575 2,706
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,901
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  5,300 5,514
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,143
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 3,783
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,113
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,539
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,059
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/46  3,150 3,249
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,851
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,652
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,492
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, 5.50%,
9/1/44  3,000 3,014
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/36  1,295 1,368
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/40  1,320 1,376
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,774
229,291
COLORADO 2.9%
Broadway Station Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/48  2,300 2,314
Colorado, Series A, COP, 4.00%, 12/15/34  4,130 4,403
Colorado, Series A, COP, 4.00%, 12/15/35  1,750 1,850
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 705
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,910
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 7,020
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,331
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,594
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,105
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,576
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,170
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 11,411
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,657
Denver Convention Center Hotel Auth., 5.00%, 12/1/35  2,500 2,608

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,084
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  15,040 15,590
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,440
67,768
CONNECTICUT 0.5%
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,632
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,256
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (4)(5)(6) 2,878 640
11,528
DELAWARE 1.0%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,548
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 3,029
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  8,470 8,508
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,581
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,081
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 605
23,352
DISTRICT OF COLUMBIA 3.1%
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3) 5,000 5,218
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 516
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 491
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 4,334
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  5,000 5,501
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,920
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 369
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 527
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,321
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 777
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,573
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,570
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,592
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,161

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,568
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,863
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 6,288
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 5,520
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  14,555 15,896
72,005
FLORIDA 10.0%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,614
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  15,820 16,315
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 531
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 792
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 8,051
Central Florida Expressway Auth., 5.00%, 7/1/42  4,670 5,014
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 4,062
Collier County, Series A, 4.00%, 10/1/40  3,740 3,943
Collier County, Series A, 4.00%, 10/1/41  5,170 5,443
Collier County, Series A, 4.00%, 10/1/43  2,590 2,696
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (3) 6,560 6,797
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 5,133
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,632
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  2,880 2,904
Jacksonville, Transit, Series A, 5.00%, 10/1/29 (Prerefunded
10/1/22) (3) 3,500 3,543
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 3,582
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3) 3,750 4,005
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 5,616
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,341
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 19,484
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  12,360 12,826
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49 (2) 20,000 20,760
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  5,820 5,992

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,329
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,432
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 11,028
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,741
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,823
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,413
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  1,690 1,726
Tampa, Series A, Zero Coupon, 9/1/34  900 574
Tampa, Series A, Zero Coupon, 9/1/35  750 458
Tampa, Series A, Zero Coupon, 9/1/38  1,000 534
Tampa, Series A, Zero Coupon, 9/1/39  850 432
Tampa, Series A, Zero Coupon, 9/1/40  1,000 485
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 12,669
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29  1,880 1,898
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,887
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 13,239
231,744
GEORGIA 4.8%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,594
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,659
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,109
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/38  5,000 5,220
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  800 424
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  5,095 2,700
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  7,130 7,232
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
0.70%, 11/1/52  750 750
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,360
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,265
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,123
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 4,165
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,587
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,601

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,457
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 4,174
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54 (Prerefunded 2/15/25) (3) 6,600 7,210
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,498
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,595 4,162
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 1,820 1,746
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,295
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,677
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  610 634
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,482
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,707
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 8,107
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  4,510 4,620
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (7) 6,500 7,038
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,803
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,508
111,907
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,163
2,163
ILLINOIS 6.1%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,978
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (2) 2,000 2,082
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 8,211
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,166
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,309
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 11,475
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,157
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,627
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,330
Cook County, Series C, GO, 5.00%, 11/15/25  9,485 9,622
Cook County, Series C, GO, 5.00%, 11/15/26  4,935 5,005

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Cook County, Series C, GO, 5.00%, 11/15/29  1,065 1,079
Illinois, GO, 5.50%, 5/1/25  1,505 1,622
Illinois, GO, 5.50%, 5/1/26  1,350 1,482
Illinois, GO, 5.50%, 7/1/38  11,000 11,256
Illinois, Series A, GO, 5.00%, 3/1/24  445 465
Illinois, Series A, GO, 5.00%, 10/1/25  950 1,017
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,598
Illinois, Series A, GO, 5.00%, 3/1/33 (8) 1,500 1,615
Illinois, Series A, GO, 5.50%, 3/1/42 (8) 2,250 2,469
Illinois, Series B, GO, 5.00%, 3/1/24  425 444
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,520
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,131
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,850
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,868
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,072
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 555
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 807
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,243
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (3) 870 898
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  6,065 6,115
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,120
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,155 1,082
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,987
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 791
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  650 689
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (9) 11,870 6,412
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 4,256
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,407
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,208
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 17,974
140,994
INDIANA 0.3%
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30 (8) 1,375 1,408
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  5,885 5,894
7,302

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KENTUCKY 1.8%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (2) 1,000 1,118
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (2) 1,000 1,013
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  1,750 1,708
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,762
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,979
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,100 1,167
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 886
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,657
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,970
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,296
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 9,037
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (3) 2,100 2,187
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (3) 8,300 8,666
42,446
LOUISIANA 1.7%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 8,224
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,168
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 805
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,963
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,791
New Orleans Sewerage Service, 5.00%, 6/1/35 (Prerefunded
6/1/25) (3) 900 975
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (3) 4,835 5,239
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  1,500 1,500
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,718

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 853
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,419
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 976
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,096
39,727
MARYLAND 6.2%
Baltimore City, Series A, 5.00%, 7/1/34  3,635 3,823
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,784
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 979
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39  3,030 3,179
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44  4,810 5,030
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (3) 1,000 1,050
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 610
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 407
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 558
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,644
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (3) 7,500 7,957
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,868
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,856
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,199
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,710
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 15,761
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,120
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,456
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 10,335 11,028
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,445
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/40  4,500 4,641
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (3) 5,000 5,549
Maryland Stadium Auth., Baltimore City Public Schools,
Series A-BALTIMORE, 5.00%, 5/1/47 (Prerefunded 5/1/28) (3) 1,700 1,948
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  11,170 12,973
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,222
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A-BALTIMORE, 5.00%, 5/1/47  3,300 3,578
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 2,044
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,106

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 510
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 913
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,474
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,000 3,044
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  3,000 3,052
144,518
MASSACHUSETTS 1.3%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,984
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,203
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/36  1,000 1,091
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/37  840 915
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/38  500 544
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,637
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (1) 1,400 1,478
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 12,576
29,428
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/28  850 920
Detroit, GO, 5.00%, 4/1/29  150 162
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2) 1,800 1,890
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2) 1,500 1,571
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,005
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 1,043
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,972
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  12,625 13,398
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,083
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,506
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,744
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 3,018
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (3) 445 492
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 6,444

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 6,657
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,416
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 607
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 551
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,425
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 2,812
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,162
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 4,075
61,953
MINNESOTA 0.1%
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  2,490 2,608
2,608
MISSOURI 2.5%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,495
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,026
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,124
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 10,609
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,684
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,975
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, 5.00%, 1/1/34  10,985 11,615
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,477
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 985
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,749
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,066
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  130 118
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 780
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 673
59,376
NEVADA 1.1%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,330
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,461
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (2) 500 573
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 13,782
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 152
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 7,206
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,000 353
24,857

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.1%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  2,249 2,366
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(4)(5) 1,000 400
2,766
NEW JERSEY 4.7%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 13,900 15,937
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 600 606
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 510
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 2,233
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28
(Prerefunded 6/15/22) (3) 1,000 1,001
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  1,325 1,332
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,002
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,637
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,243
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,848
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,019
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,270
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,050 1,057
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  1,000 1,005
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 1,001
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,431
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,425
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,752
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  3,510 3,472
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,860 1,917

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  7,410 7,542
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,535
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  12,535 13,198
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,353
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,742
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 363
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,900 3,122
108,553
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,173
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  5,000 5,013
7,186
NEW YORK 7.5%
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48  10,000 10,229
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 5,085
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  2,000 2,067
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  14,240 14,531
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,200 2,347
Long Island Power Auth., Electric, 5.00%, 9/1/42  3,000 3,311
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 15,000 16,502
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 1.073%, 11/1/32 (Tender 4/1/24) (2) 10,675 10,535
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 1.073%, 11/1/32 (Tender 4/1/24) (2) 3,325 3,281
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,639
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,499
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,948
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 2,061
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,279
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,917
New York City Municipal Water Fin. Auth., Series AA-1, 4.00%,
6/15/50  8,700 8,992
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-1, 4.00%, 2/1/38  5,000 5,261
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 5,463

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 527
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/38  1,250 1,311
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,650 1,543
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  6,180 5,760
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,346
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,644
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,367
New York State Thruway Auth., Series O, 4.00%, 1/1/37  16,000 16,557
New York State Thruway Auth., Series O, 4.00%, 1/1/41  10,285 10,568
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/45  3,500 3,608
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  4,860 4,993
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  6,170 6,965
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 663
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,114
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,132
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 4,024
174,069
NORTH CAROLINA 3.0%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 4,000
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 0.62%, 1/15/42  8,450 8,450
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (3) 6,245 6,839
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  5,000 5,159
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 920 1,026
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,097
North Carolina Turnpike Auth., 5.00%, 1/1/40  12,675 13,507
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  3,525 3,673
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,796
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,188
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,100 5,683
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,707
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  10,000 11,985
71,110

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
OHIO 4.5%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,081
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 603
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 2,017
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  2,250 2,531
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,258
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 1,016
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 2,013
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,512
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,175 20,480
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 9,551
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,710
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,676
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,752
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,488
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,719
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,759
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/48  8,500 10,221
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (3) 160 161
Franklin County, OPRS Communities, Unrefunded Balance,
Series A, 6.125%, 7/1/40 (Prerefunded 7/1/22) (3) 2,540 2,550
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  5,000 5,971
Ohio, Series A, 4.00%, 1/15/50  8,830 8,858
Ohio, Series A, 5.00%, 1/15/50  4,570 4,855
103,782
OKLAHOMA 0.3%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,530
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,715
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 2,063
6,308

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 11,531
11,531
PENNSYLVANIA 3.2%
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,996
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,776
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,973
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (3) 4,800 5,162
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46 (Prerefunded 1/15/25) (3) 3,000 3,227
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  8,980 9,846
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  1,800 1,922
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,880
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,260
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,934
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 9,000
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/36  5,000 5,290
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 10,351
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 8,500 9,353
73,970
PUERTO RICO 2.9%
Puerto Rico Commonwealth, VR, 11/1/43  8,665 4,484
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(8) 4,400 4,703
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  3,195 3,205
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  740 680
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,096
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,408
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,248
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,110 1,070
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,428
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,570 1,462

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,607 1,628
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,103 2,213
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,732
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,726
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,716
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(10) 60 56
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (5)(10) 100 93
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (5)(10) 810 755
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (5)(10) 225 210
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (5)(10) 290 269
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (5)(10) 1,105 1,025
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (5)(10) 370 343
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (5)(10) 450 417
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (5)(10) 2,640 2,449
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (5)(10) 1,075 997
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (5)(10) 990 918
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (5)(10) 280 261
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (5)(10) 240 225
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (5)(10) 100 93
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (5)(10) 275 257
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (5)(10) 215 202
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (5)(10) 70 62
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (5)(10) 120 111
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (5)(10) 95 88

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (5)(10) 890 830
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (5)(10) 200 187
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (5)(10) 100 93
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,436 1,466
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,500 7,527
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,164
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,414
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,402
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,032
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,060
67,805
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (4)(5) 4,915 885
885
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (5) 6,750 3,607
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (5) 11,920 3,000
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (5) 14,935 1,709
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (5) 1,753 543
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (5) 10,109 428
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (5) 1,619 87
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,463
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,146
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,354
19,337
TENNESSEE 2.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,853
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,290
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,855

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,710
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,560 10,048
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,417
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 2,004
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,746
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,275
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/54  6,700 7,247
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  5,750 5,922
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,497
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,140 4,552
62,416
TEXAS 6.6%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 7,396
Austin Airport, Series A, 5.00%, 11/15/46  2,525 2,713
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,764
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,459
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,049
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 614
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,026
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 531
Board of Regents of the Univ. of Texas System, Series B, VRDN,
0.73%, 8/1/39  300 300
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 327
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 886
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 856
Dallas Fort Worth Int'l Airport, Series B, 5.00%, 11/1/43  3,500 3,936
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,016
Greater Texas Cultural Ed. Fac. Fin., Epicenter Multipurpose Fac.
Project, 4.00%, 3/1/46  9,240 9,341
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (3) 3,000 3,094
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,283
Houston Airport, Series D, 5.00%, 7/1/35  6,380 7,046
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,642
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,495

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,150
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,284
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (3) 300 324
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3) 3,310 3,578
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 749
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 971
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,204
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,347
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,531
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,989
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 13,518
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,083
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,970
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,807
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,805
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,678
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (5)(11) 3,620 1,448
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 5,589
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 14,172
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $573 (12)(13)(14) 573 573
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,704
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  5,280 5,684
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,077
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  3,005 3,248
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,700
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  1,325 1,430
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,503
152,890

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
UTAH 1.4%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 8,146
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 9,292
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,078
Salt Lake City Airport, Series B, 5.00%, 7/1/46  7,820 8,635
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 5,009
32,160
VIRGINIA 2.2%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 6,129
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,550
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,314
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (3) 8,500 9,105
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  3,335 3,258
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (3) 10,000 11,662
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (3) 3,311 3,438
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/51  1,000 1,006
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,057
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 3,047
51,566
WASHINGTON 1.6%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  10,000 11,621
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,201
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,752
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,556
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  3,400 3,940
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,721
Washington, Series C, GO, 5.00%, 2/1/39  10,565 12,151
37,942

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 448
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 448
896
WISCONSIN 0.5%
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29  1,475 1,621
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30  1,500 1,651
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (8) 4,000 3,667
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  2,000 2,153
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  1,300 1,401
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52  1,700 1,768
12,261
Total Municipal Securities (Cost $2,369,691) 2,320,181
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,645 3,102
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,777) 3,102
Total Investments in Securities 99.8%
(Cost $2,373,468) $ 2,323,283
Other Assets Less Liabilities 0.2% 4,314
Net Assets 100.0% $ 2,327,597
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$45,575 and represents 2.0% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Prerefunded date is used in determining portfolio maturity.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Tax-Free Income Fund

.
.
.
.
.
.
.
.
.
.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Insured by AMBAC Assurance Corporation
(8) When-issued security
(9) Insured by National Public Finance Guarantee Corporation
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Level 3 in fair value hierarchy.
(13) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
May 31, 2022, was $460 and was valued at $460 (0.0% of net assets).
(14) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $573 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Tax-Free Income Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Tax-Free Income Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F45-054Q1 05/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,319,608 $ 573 $ 2,320,181
Non-U.S. Government
Mortgage-Backed Securities — 3,102 — 3,102
Total $ — $ 2,322,710 $ 573 $ 2,323,283